Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Stockholders' equity:
Common Stock, Shares Authorized	960	960
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Issued	782	718
Treasury Stock, Shares	35	35